Pension Benefits - Components of Net Periodic Pension Cost Relating to Benefit Plans (Detail) (Net period pension cost [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net period pension cost [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 9,768	$ 9,921	$ 8,978
Interest cost	4,974	4,392	5,250
Expected return on plan assets	(5,688)	(5,270)	(5,805)
Amortization of net actuarial loss	1,484	1,980	371
Plan settlement	973
Other	425	577	421
Net cost	$ 11,936	$ 11,600	$ 9,215